Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 42. Subsequent Events

Discontinuation of the BDR program (forward-looking statements)

On February 14, 2025, the Company informed the market and the holders of Level II sponsored American Depositary Receipts (ADRs), backed by issued shares (“BDRs”), that the Board of Directors has approved the discontinuation of the BDR program. This decision aligns with the decision to terminate its American Depositary Receipt program in the United States, aiming to concentrate the liquidity of its securities in Colombia and maximize returns for its shareholders. The Company will take the necessary actions to proceed with the cancellation of its registration as a foreign issuer.